Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of December 31, 2022 and 2021 consisted of the following:

	2022	2021
Machinery and equipment	$1,268,443	$884,397
Transportation vehicles	230,287	215,653
Electronic devices	69,062	62,497
Office furniture and equipment	577,287	404,557
Leasehold improvements	200,800	-
Building	300,223	294,472
Total property plant and equipment, at cost	2,646,102	1,861,576
Less: accumulated depreciation	983,947	781,593
Property, plant and equipment, net	$1,662,155	$1,079,983

As of December 31, 2022 and 2021, the Company had no impaired or pledged property and equipment.

Additions to property and equipment for the years ended December 31, 2022 and 2021 were $926,117 and $323,287, respectively. There were no disposals for the years ended December 31, 2022 and 2021.

Total depreciation expenses were $268,346, $215,121 and $148,194 for the years ended December 31, 2022, 2021 and 2020, respectively.

Depreciation expenses included in cost of sales were $184,542, $121,455 and $57,041 for the years ended December 31, 2022, 2021 and 2020, respectively.